Risk Management (Details) - Schedule of exposures of financial assets and liabilities impacted by IBOR reform - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule of exposures of financial assets and liabilities impacted by IBOR reform [Abstract]
Loans and advances	$ 362,331	$ 609,243
Deposits	582,979
Debt instruments	200,301	38,819
Financial derivative contracts (Assets)	614,035	1,672,422
Financial derivative contracts (Liabilities)	$ 483,789	$ 1,623,725